Redeemable Convertible Preferred Shares (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 06, 2016 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 20, 2019 shares
Redeemable Convertible Preferred Shares (Details) [Line Items]
Business combination price per share (in Dollars per share) | $ / shares					$ 6
Preferred stock value		$ 11,368,527	$ 11,025,327
Preferred Stock, Liquidation Preference, Value (in Yuan Renminbi) | ¥				¥ 276
Liquidation premium, percentage		8.00%		8.00%
Liquidation premium (in Yuan Renminbi) | ¥				¥ 276,000,000
Class A Preferred Share [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares	715,000
Preferred shares, par value (in Dollars per share) | $ / shares	$ 12
Annual dividend percentage	8.00%
Gross proceeds private placement	$ 8,580,000
Redeemable price (in Dollars per share) | $ / shares		$ 12
Business combination price per share (in Dollars per share) | $ / shares		$ 16
Shares issued for conversion, percentage		80.00%
Dividend - convertible redeemable preferred stock		$ 340,000	11,030,000.00
Preferred stock value			$ 11,370,000
Class A Preferred Shares [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred stock value		$ 690,000
Class B Preferred Share[Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares		291,795,150	291,795,150	291,795,150		291,795,150
Preferred stock value		$ 31,090,000.00	$ 31,090,000.00
Equity interest						65.0177%